Deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Revenue [Roll Forward]
Beginning Balance	$ 9,888	$ 20,156
Additions to deferred revenue	23,618	43,166
Revenue recognized during the year	(21,397)	(53,434)
Ending Balance	$ 12,109	$ 9,888